Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses(a)	$ (4,735)	[1]	$ (1,974)	[1]
Prior service (costs)/credits	35		42
Total	(4,700)		(1,932)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses(a)	(567)	[1]	(406)	[1]
Prior service (costs)/credits	10		11
Total	(557)		(395)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses(a)	(2,527)	[1]	(2,213)	[1]
Prior service (costs)/credits	36		(18)
Total	(2,492)		(2,231)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses(a)	(745)	[1]	(292)	[1]
Prior service (costs)/credits	1,098		470
Total	$ 352		$ 178

[1]	ly represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants, using the corridor approach. The average amortization periods utilized are 9.5 years for our U.S. qualified plans, 9.4 years for our U.S. supplemental (non-qualified) plans, 17.4 years for our international plans, and 10.6 years for our postretirement plans.The following table provides information related to the funded status of selected benefit plans: As of December 31, Pension Plans U.S. Qualified U.S. Supplemental (Non-Qualified) International(MILLIONS OF DOLLARS) 2014 2013 2014 2013 2014 2013Pension plans with an accumulated benefit obligation in excess of plan assets: Fair value of plan assets $12,706 $12,869 $— $— $1,718 $1,309Accumulated benefit obligation 16,323 13,704 1,447 1,294 4,021 3,348Pension plans with a projected benefit obligation in excess of plan assets: Fair value of plan assets 12,706 12,869 — — 1,999 2,499Projected benefit obligation 16,575 13,976 1,481 1,341 4,715 4,883All of our U.S. plans and many of our